UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/12 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2012

Shares		Value

COMMON STOCKS (73.8%)

	CONSUMER DISCRETIONARY (9.3%)
6,000	Arbitron, Inc.	$280,080
2,200	AutoZone, Inc. *	779,746
5,400	BorgWarner, Inc. *	386,748
16,000	Brinker International, Inc.	495,840
2,000	Buffalo Wild Wings, Inc. *	145,640
2,400	Coach, Inc.	133,224
5,000	Darden Restaurants, Inc.	225,350
14,000	Dick’s Sporting Goods, Inc.	636,860
6,000	Domino’s Pizza, Inc.	261,300
3,000	DSW, Inc. Class A	197,070
5,700	Genesco, Inc. *	313,500
9,000	Genuine Parts Co.	572,220
2,000	Gildan Activewear, Inc.	73,160
4,100	John Wiley & Sons, Inc. Class A	159,613
6,000	Johnson Controls, Inc.	184,200
28,000	LKQ Corp. *	590,800
3,200	Luxottica Group S.p.A. ADR	132,320
6,000	McDonald’s Corp.	529,260
10,200	Movado Group, Inc.	312,936
4,000	NIKE, Inc. Class B	206,400
4,000	O’Reilly Automotive, Inc. *	357,680
8,100	Penn National Gaming, Inc. *	397,791
4,500	Pool Corp.	190,440
4,000	PVH Corp.	444,040
2,000	Service Corporation International	27,620
9,000	Starbucks Corp.	482,580
18,000	TJX Companies, Inc. (The)	764,100
6,200	VF Corp.	936,014
3,400	Warnaco Group, Inc. (The) *	243,338
10,000	Wolverine World Wide, Inc. (1)	409,800
12,400	Yum! Brands, Inc.	823,360
		11,693,030

	CONSUMER STAPLES (8.2%)
3,000	Boston Beer Co., Inc. (The) Class A * (1)	403,350
38,000	BRF - Brasil Foods S.A. ADR (1)	802,180
3,300	British American Tobacco PLC ADR	334,125
4,000	Bunge Ltd.	290,760
7,000	Casey’s General Stores, Inc.	371,700
15,200	Church & Dwight Co., Inc.	814,264
2,000	Coca-Cola Femsa, SAB de C.V. ADR (1)	298,080
2,000	Costco Wholesale Corp.	197,540
6,000	Energizer Holdings, Inc.	479,880
15,450	Flowers Foods, Inc.	359,521
5,400	Fomento Economico Mexicano SAB de C.V. ADR	543,780
23,000	General Mills, Inc.	929,430
6,000	Harris Teeter Supermarkets, Inc.	231,360
14,400	Hormel Foods Corp.	449,424
7,000	Ingredion, Inc.	451,010
4,800	J&J Snack Foods Corp.	306,912
18,000	PepsiCo, Inc.	1,231,740
19,000	Reynolds American, Inc.	787,170
11,300	Whole Foods Market, Inc.	1,032,029
		10,314,255

Shares		Value

	ENERGY (2.6%)
12,000	Atwood Oceanics, Inc. *	$549,480
8,000	Cameron International Corp. *	451,680
10,000	Enbridge, Inc.	433,200
5,400	FMC Technologies, Inc. *	231,282
10,000	Noble Energy, Inc.	1,017,400
5,000	Pioneer Natural Resources Co.	532,950
4,800	Ultrapar Participacoes S.A. ADR	106,944
		3,322,936

	FINANCIALS (7.9%)
13,000	ACE Ltd.	1,037,400
7,600	Affiliated Managers Group, Inc. *	989,140
6,300	AFLAC, Inc.	334,656
10,400	American Campus Communities, Inc. REIT	479,752
7,400	American Tower Corp. REIT	571,798
3,000	Ameriprise Financial, Inc.	187,890
11,700	Arch Capital Group Ltd. *	515,034
4,400	Bank of Montreal	269,720
5,500	Bank of Nova Scotia	318,340
3,300	BlackRock, Inc.	682,143
5,600	BOK Financial Corp.	304,976
1,000	BRE Properties, Inc. REIT	50,830
7,600	Camden Property Trust REIT	518,396
12,400	Equity One, Inc. REIT	260,524
2,400	FBL Financial Group, Inc. Class A	82,104
7,000	HCP, Inc. REIT	316,260
4,000	LTC Properties, Inc. REIT	140,760
6,000	M&T Bank Corp.	590,820
6,000	PartnerRe Ltd.	482,940
2,800	Portfolio Recovery Associates, Inc. *	299,208
4,000	ProAssurance Corp.	168,760
7,600	Prosperity Bancshares, Inc.	319,200
6,000	Royal Bank of Canada	361,800
1,500	Signature Bank *	107,010
3,800	T. Rowe Price Group, Inc.	247,494
10,000	Wells Fargo & Co.	341,800
		9,978,755
	HEALTH CARE (7.7%)
9,600	Akorn, Inc. *	128,256
11,000	Alexion Pharmaceuticals, Inc. *	1,031,910
2,800	Allergan, Inc.	256,844
2,400	Bio-Reference Laboratories, Inc. * (1)	68,856
4,600	C.R. Bard, Inc.	449,604
7,200	Catamaran Corp. *	339,192
13,600	Cerner Corp. *	1,055,904
6,000	Edwards Lifesciences Corp. *	541,020
8,800	Express Scripts Holding Co. *	475,200
8,200	Fresenius Medical Care AG & Co. KGaA ADR	281,260
8,700	Henry Schein, Inc. *	700,002
7,400	HMS Holdings Corp. *	191,808
7,000	IDEXX Laboratories, Inc. *	649,600
6,200	Mednax, Inc. *	493,024
5,800	Mettler-Toledo International, Inc. *	1,121,140
2,800	MWI Veterinary Supply, Inc. *	308,000

Value Line Asset Allocation Fund, Inc.

December 31, 2012

Shares		Value
2,000	Novo Nordisk A/S ADR	$326,420
9,000	ResMed, Inc. (1)	374,130
6,000	Teva Pharmaceutical Industries Ltd. ADR	224,040
10,300	Thermo Fisher Scientific, Inc.	656,934
		9,673,144

	INDUSTRIALS (20.9%)
7,600	Acuity Brands, Inc.	514,748
7,600	Advisory Board Co. (The) *	355,604
22,875	AMETEK, Inc.	859,414
3,000	C.H. Robinson Worldwide, Inc.	189,660
9,400	Canadian National Railway Co.	855,494
7,600	Canadian Pacific Railway Ltd. (1)	772,312
8,000	Carlisle Companies, Inc.	470,080
10,000	Chicago Bridge & Iron Co. N.V.	463,500
3,300	CLARCOR, Inc.	157,674
5,000	Clean Harbors, Inc. *	275,050
8,000	Copart, Inc. *	236,000
10,400	Danaher Corp.	581,360
8,000	Donaldson Co., Inc.	262,720
18,000	Eaton Corp. PLC	975,600
3,300	Esterline Technologies Corp. *	209,913
8,000	Fastenal Co.	373,520
7,000	FedEx Corp.	642,040
5,900	Franklin Electric Co., Inc. (1)	366,803
4,000	Healthcare Services Group, Inc.	92,920
12,950	HEICO Corp.	579,642
14,400	IDEX Corp.	670,032
3,000	IHS, Inc. Class A *	288,000
10,888	Iron Mountain, Inc.	338,072
11,500	ITT Corp.	269,790
7,300	J.B. Hunt Transport Services, Inc.	435,883
11,400	Kansas City Southern	951,672
13,200	Kirby Corp. *	816,948
3,500	L-3 Communications Holdings, Inc.	268,170
8,200	Lincoln Electric Holdings, Inc.	399,176
6,000	Nordson Corp.	378,720
9,000	Parker Hannifin Corp.	765,540
5,200	Precision Castparts Corp.	984,984
15,000	Republic Services, Inc.	439,950
4,000	Rockwell Automation, Inc.	335,960
3,000	Rockwell Collins, Inc.	174,510
22,000	Rollins, Inc.	484,880
8,200	Roper Industries, Inc.	914,136
11,000	Rush Enterprises, Inc. Class A *	227,370
3,000	Snap-on, Inc.	236,970
12,000	Stericycle, Inc. *	1,119,240
8,000	Teledyne Technologies, Inc. *	520,560
16,000	Toro Co. (The)	687,680
7,600	Union Pacific Corp.	955,472
11,000	United Technologies Corp.	902,110
4,500	Valmont Industries, Inc.	614,475
4,800	W.W. Grainger, Inc.	971,376
9,200	Wabtec Corp.	805,368
24,350	Waste Connections, Inc.	822,787
5,600	Woodward Inc.	213,528
		26,227,413

Shares		Value

	INFORMATION TECHNOLOGY (6.4%)
15,000	Accenture PLC Class A	$997,500
5,000	Alliance Data Systems Corp. *	723,800
10,000	Amphenol Corp. Class A	647,000
15,000	ANSYS, Inc. *	1,010,100
600	Apple, Inc.	319,818
8,000	CGI Group, Inc. Class A * (1)	185,040
4,000	Cognizant Technology Solutions Corp. Class A *	296,200
1,000	Coherent, Inc.	50,620
2,500	Equinix, Inc. *	515,500
4,000	Fiserv, Inc. *	316,120
6,100	j2 Global, Inc.	186,538
500	MasterCard, Inc. Class A	245,640
15,000	NCR Corp. *	382,200
3,300	OSI Systems, Inc. *	211,332
4,500	Salesforce.com, Inc. *	756,450
6,000	Trimble Navigation Ltd. *	358,680
4,000	Ultimate Software Group, Inc. (The) *	377,640
6,000	VeriFone Systems, Inc. *	178,080
4,000	WEX, Inc. *	301,480
		8,059,738

	MATERIALS (8.4%)
4,000	Air Products & Chemicals, Inc.	336,080
6,000	Airgas, Inc.	547,740
7,000	AptarGroup, Inc.	334,040
3,700	Ball Corp.	165,575
1,000	CF Industries Holdings, Inc.	203,160
23,000	Crown Holdings, Inc. *	846,630
5,700	Cytec Industries, Inc.	392,331
13,000	Ecolab, Inc.	934,700
16,000	FMC Corp.	936,320
3,400	Hawkins, Inc.	131,376
2,000	NewMarket Corp.	524,400
15,000	Packaging Corp. of America	577,050
4,000	PPG Industries, Inc.	541,400
11,400	Praxair, Inc.	1,247,730
6,000	Rockwood Holdings, Inc.	296,760
6,000	Sherwin-Williams Co. (The)	922,920
8,400	Sigma-Aldrich Corp.	618,072
16,000	Valspar Corp. (The)	998,400
		10,554,684

	TELECOMMUNICATION SERVICES (1.0%)
8,000	Crown Castle International Corp. *	577,280
9,000	SBA Communications Corp. Class A *	639,180
		1,216,460

	UTILITIES (1.4%)
4,800	Cleco Corp.	192,048
4,000	El Paso Electric Co.	127,640
4,000	ITC Holdings Corp.	307,640
12,000	ONEOK, Inc.	513,000
15,000	Questar Corp.	296,400
2,600	South Jersey Industries, Inc.	130,858

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
6,000	Wisconsin Energy Corp.	$221,100
		1,788,686

	TOTAL COMMON STOCKS
	(Cost $70,395,748) (73.8%)	92,829,101

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%)
$500,000	Federal Home Loan Mortgage Corp. 0.75%, 1/12/18	496,614
75,009	Federal Home Loan Mortgage Corp. 4.50%, 6/15/23	75,495
245,995	Federal Home Loan Mortgage Corp. 4.50%, 10/15/27	253,151
149,547	Federal Home Loan Mortgage Corp. 4.50%, 3/15/36	151,938
416,674	Federal Home Loan Mortgage Corp., Gold PC Pool# G08469 3.50%, 12/1/41	443,433
134,352	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316 5.00%, 9/1/21	144,610
443,663	Federal Home Loan Mortgage Corp., Gold PC Pool# Q05649 4.00%, 1/1/42	474,328
387,900	Federal Home Loan Mortgage Corp., Gold PC Pool# Q05714 4.00%, 1/1/42	416,833
482,470	Federal Home Loan Mortgage Corporation Pool #G08488 3.50%, 4/1/42	514,510
1,000,000	Federal National Mortgage Association 1.25%, 1/30/17	1,025,166
20,862	Federal National Mortgage Association 5.00%, 12/25/32	20,928
470,882	Federal National Mortgage Association 4.50%, 4/1/40	510,290
83,970	Federal National Mortgage Association 4.50%, 7/1/40	90,998
1,251,340	Federal National Mortgage Association Pool #AB1796 3.50%, 11/1/40	1,335,172
289,283	Federal National Mortgage Association Pool #AB5024, MBS, 3.00%, 4/1/42	303,422
199,305	Federal National Mortgage Association Pool #AQ0287 3.00%, 10/1/42	209,046
399,117	Federal National Mortgage Association Pool #MA3894 4.00%, 9/1/31	429,648

Principal Amount		Value
$669,038	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA 4.50%, 10/25/39	$740,049
500,000	Federal National Mortgage Association TBA 2.50%, 1/1/28	522,813
562,870	Government National Mortgage Association 5.50%, 1/15/36	617,686

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $8,562,759) (7.0%)	8,776,130

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
250,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	262,146
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	256,546
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	265,597

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $783,340) (0.6%)	784,289

CORPORATE BONDS & NOTES (5.1%)

	COMMUNICATIONS (1.1%)
500,000	Time Warner, Inc., Guaranteed Notes, 3.40%, 6/15/22	521,540
650,000	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, 11/1/18	902,505
		1,424,045
	CONSUMER, CYCLICAL (0.4%)
500,000	Johnson Controls, Inc., Senior Unsecured Notes, 3.75%, 12/1/21	531,718

	CONSUMER, NON-CYCLICAL (1.5%)
250,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18 (2)	253,231
500,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.25%, 8/19/21	518,746
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	531,239
500,000	Teva Pharmaceutical Finance Co. BV, Series 2, Guaranteed Notes, 3.65%, 11/10/21	535,116
		1,838,332

Value Line Asset Allocation Fund, Inc.

December 31, 2012

Principal Amount		Value

	ENERGY (0.3%)
$300,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	$322,278

	FINANCIAL (1.6%)
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (2)	255,801
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	232,689
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	536,693
250,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	295,553
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	218,973
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	529,725
		2,069,434

	INDUSTRIAL (0.2%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 9/1/22	258,364

	TOTAL CORPORATE BONDS & NOTES
	(Cost $6,049,282) (5.1%)	6,444,171

CANADIAN GOVERNMENT BOND (0.3%)
350,000	Province of Ontario Canada, Senior Unsecured Notes, 2.45%, 6/29/22	354,581

	TOTAL CANADIAN GOVERNMENT BOND
	(Cost $356,549) (0.3%)	354,581

U.S. TREASURY OBLIGATIONS (7.6%)

	U.S. TREASURY NOTES & BONDS (7.6%)
550,000	U.S. Treasury Bonds, 6.25%, 8/15/23	788,562
500,000	U.S. Treasury Bonds, 5.50%, 8/15/28	706,640
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	743,102
500,000	U.S. Treasury Notes, 0.25%, 6/30/14	500,195
500,000	U.S. Treasury Notes, 0.38%, 6/15/15	500,781
300,000	U.S. Treasury Notes, 1.88%, 6/30/15	311,625
800,000	U.S. Treasury Notes, 1.75%, 5/31/16	835,687
850,000	U.S. Treasury Notes, 1.00%, 9/30/16	866,203
450,000	U.S. Treasury Notes, 1.88%, 9/30/17	475,172
800,000	U.S. Treasury Notes, 1.88%, 10/31/17	845,062
1,150,000	U.S. Treasury Notes, 0.63%, 11/30/17	1,146,137
200,000	U.S. Treasury Notes, 1.50%, 8/31/18	207,078
300,000	U.S. Treasury Notes, 1.38%, 9/30/18	308,391
1,300,000	U.S. Treasury Notes, 1.38%, 12/31/18	1,333,821
		9,568,456

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $9,501,186) (7.6%)	9,568,456

Principal Amount		Value
SHORT-TERM INVESTMENTS (8.3%)

	REPURCHASE AGREEMENTS (5.8%)
$7,300,000	With Morgan Stanley, 0.15%, dated 12/31/12, due 01/02/13, delivery value $7,300,061 (collateralized by $7,455,000 U.S. Treasury Notes 0.125% due 12/31/13, with a value of $7,450,683)	$7,300,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.5%)

	REPURCHASE AGREEMENTS (2.5%)
1,302,741	Joint Repurchase Agreement with Morgan Stanley, 0.18%, dated 12/31/12, due 01/02/13, delivery value $1,302,754 (collateralized by $1,328,796 U.S. Treasury Notes 2.750% - 3.250% due 07/31/16 - 02/15/19, with a value of $1,315,479)	1,302,741
418,738	Joint Repurchase Agreement with Barclays, 0.20%, dated 12/31/12, due 01/02/13, delivery value $418,743 (collateralized by $427,113 U.S. Treasury Note 2.000% due 01/31/16, with a value of $423,755)	418,738
1,349,267	Joint Repurchase Agreement with Credit Suisse First Boston, 0.20%, dated 12/31/12, due 01/02/13, delivery value $1,349,282 (collateralized by $1,376,378 U.S. Treasury Note 3.625% due 08/15/19, with a value of $1,360,516)	1,349,267
		3,070,746

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
	(Cost $3,070,746) (2.5%)	3,070,746

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,370,746) (8.3%)	10,370,746

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Value

TOTAL INVESTMENT SECURITIES (102.7%)
(Cost $106,019,610)	129,127,474

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.7%)	(3,412,406)
NET ASSETS (3) (100%)	$125,715,068
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($125,715,068 ÷ 5,464,160 shares outstanding)	$23.01

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2012, the market value (including accrued interest) of the securities on loan was $3,174,157.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
For federal income tax purposes, the aggregate cost was $106,019,610, aggregate gross unrealized appreciation was $23,713,230, aggregate gross unrealized depreciation was $605,366 and the net unrealized appreciation was $23,107,864.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$92,829,101	$0	$0	$92,829,101
U.S. Government Agency Obligations	0	8,776,130	0	8,776,130
Commercial Mortgage-Backed Securities	0	784,289	0	784,289
Corporate Bonds & Notes	0	6,444,171	0	6,444,171
Canadian Government Bond	0	354,581	0	354,581
U.S. Treasury Obligations	0	9,568,456	0	9,568,456
Short-Term Investments	0	10,370,746	0	10,370,746

Total Investments in Securities	$92,829,101	$36,298,373	$0	$129,127,474

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 1, 2013